Net Loss Per Share Attributible To Ordinary Sharholders	12 Months Ended
Dec. 31, 2025
Net Loss Per Share Attributible To Ordinary Sharholders [Abstract]
NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHARHOLDERS

NOTE 12:- NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHARHOLDERS

The following table sets forth the computation of basic and diluted net loss per ordinary share for the periods presented:

	Year ended December 31,
	2025	2024	2023
Basic
Numerator:
Net loss	$(46,421)	$(49,317)	$(43,500)

Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic	111,382,369	80,949,032	72,021,520
Loss per share attributable to ordinary shareholders, basic	$(0.42)	$(0.61)	$(0.60)

Diluted
Numerator:
Adjusted Net loss*	$(46,421)	$(49,317)	$(43,696)

Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, diluted	111,382,369	80,949,032	72,053,372
Loss per share attributable to ordinary shareholders, diluted*	$(0.42)	$(0.61)	$(0.61)

*	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of the Company’s net loss for 2023 as set forth in the following table.
	Year ended December 31,
	2025	2024	2023

Net loss	(46,421)	(49,317)	(43,500)
Revaluation of warrants	-	-	(196)

Adjusted Net loss	(46,421)	(49,317)	(43,696)

The potential ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the years ended December 31, 2025, 2024 and 2023 because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2025	2024	2023

Convertible bonds	9,353,391	11,542,497	-
Warrants	26,268,168	23,796,082	3,112,080
Outstanding share options	7,226,915	9,503,498	9,299,085

Total	42,848,474	44,842,077	12,411,165